Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
McElhenny Sheffield Managed Risk ETF
Shareholder Report [Line Items]
Fund Name	McElhenny Sheffield Managed Risk ETF
Class Name	McElhenny Sheffield Managed Risk ETF
Trading Symbol	MSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the McElhenny Sheffield Managed Risk ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://mscmfunds.com/msmr-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://mscmfunds.com/msmr-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
McElhenny Sheffield Managed Risk ETF	$42	0.84%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Updated Performance Information Location [Text Block]	Visit https://mscmfunds.com/msmr-etf/ for more recent performance information.
Net Assets	$ 113,247,169
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 370,017
Investment Company Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$113,247,169
Number of Holdings	7
Portfolio Turnover	415%
Net Advisory Fee	$370,017

Holdings [Text Block]

Top Holdings	(% of Net Assets)
FT Vest Gold Strategy Target Income ETF	26.9%
Invesco QQQ Trust Series 1	20.1%
iShares U.S. Treasury Bond ETF	20.1%
iShares 1-3 Year Treasury Bond ETF	14.7%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	11.6%
Vanguard Total Stock Market ETF	5.0%
First American Treasury Obligations Fund - Class X	1.7%

Security Type	(% of Net Assets)
Exchange Traded Funds	98.4%
Money Market Funds	1.7%
Cash & Other	-0.1%

Top Sectors	(% of Net Assets)
U.S. Treasury Bonds	34.8%
Precious Metals	26.9%
U.S. Nasdaq, Large Cap Non-Financial	20.1%
Currency	11.6%
U.S. Equity, Total Market	5.0%
Cash & Other	1.6%

Updated Prospectus Web Address	https://mscmfunds.com/msmr-etf/

[1]
*	Annualized